Reverse Acquisition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Business Acquisitions

Prior to the divestiture of YIDI’s former business, the Company performed an allocation of the purchase price for YIDI based on estimated fair value of the acquired assets and liabilities prior to the disposition of the remaining business of YIDI:

Purchase price assumption of note payable to former officer	$249

Allocation of purchase price:
Intangible assets acquired	$262
Accrued expense assumed	(13)

Net assets acquired	$249

Prior to the divestiture of YIDI’s former business, the Company performed an allocation of the purchase price for YIDI based on estimated fair value of the acquired assets and liabilities prior to the disposition of the remaining business of YIDI:

Purchase price-assumption of note payable to former officer	$249

Allocation of purchase price:
Intangible assets acquired	$262
Accrued expenses assumed	(13)

Net assets acquired	$249